Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of reporting operating segments
	Brokerage segment	Digital assets segment	Total
	USD in thousands
Year ended December 31, 2021:

External customers	2,278	266	2,544
Inter-segment revenues	-	-	-

Total revenues	2,278	266	2,544

Segment income (loss)	254	(54,316)	(54,062)

Unallocated corporate expenses
Other expenses			(161,173)
Finance income (expense), net

Loss before taxes on income			(215.235)

Schedule of additional information
	Brokerage segment	Digital assets segment	Total
	USD in thousands
Year ended December 31, 2021:

Depreciation and amortization	48	219	267

	Brokerage segment	Digital assets segment	Total
	USD in thousands

As of December 31, 2021:

Segment assets	2,544	75,958	78,502

Segment liabilities	940	300,496	301,436

Schedule of revenues from major customers
Year ended December 31, 2021
USD in thousands
Brokerage segment:
Customer A	$265
Customer B	252
Customer C	245
Customer D	$242

Schedule of geographic information
Year ended December 31,
2021
USD in thousands

Israel	$911
Foreign countries	1,367

$2,278